Loans and Allowance for Loan Losses - Schedule of Portfolio Quality Indicators (Details) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Financing Receivable, Recorded Investment [Line Items]
Total Loans Receivable	$ 441,548	$ 409,683
Commercial loans
Financing Receivable, Recorded Investment [Line Items]
Total Loans Receivable	99,995	93,690
Commercial real estate
Financing Receivable, Recorded Investment [Line Items]
Total Loans Receivable	254,651	223,461
Residential real estate
Financing Receivable, Recorded Investment [Line Items]
Total Loans Receivable	77,205	78,767
Installment loans
Financing Receivable, Recorded Investment [Line Items]
Total Loans Receivable	9,697	13,765
Pass Grade
Financing Receivable, Recorded Investment [Line Items]
Total Loans Receivable	435,795	405,544
Pass Grade | Commercial loans
Financing Receivable, Recorded Investment [Line Items]
Total Loans Receivable	99,924	93,620
Pass Grade | Commercial real estate
Financing Receivable, Recorded Investment [Line Items]
Total Loans Receivable	249,563	219,485
Pass Grade | Residential real estate
Financing Receivable, Recorded Investment [Line Items]
Total Loans Receivable	76,611	78,767
Pass Grade | Installment loans
Financing Receivable, Recorded Investment [Line Items]
Total Loans Receivable	9,697	13,672
Special Mention
Financing Receivable, Recorded Investment [Line Items]
Total Loans Receivable	4,016	2,710
Special Mention | Commercial loans
Financing Receivable, Recorded Investment [Line Items]
Total Loans Receivable	0	0
Special Mention | Commercial real estate
Financing Receivable, Recorded Investment [Line Items]
Total Loans Receivable	4,016	2,710
Special Mention | Residential real estate
Financing Receivable, Recorded Investment [Line Items]
Total Loans Receivable	0	0
Special Mention | Installment loans
Financing Receivable, Recorded Investment [Line Items]
Total Loans Receivable	0	0
Substandard
Financing Receivable, Recorded Investment [Line Items]
Total Loans Receivable	1,737	1,429
Substandard | Commercial loans
Financing Receivable, Recorded Investment [Line Items]
Total Loans Receivable	71	70
Substandard | Commercial real estate
Financing Receivable, Recorded Investment [Line Items]
Total Loans Receivable	1,072	1,266
Substandard | Residential real estate
Financing Receivable, Recorded Investment [Line Items]
Total Loans Receivable	594	0
Substandard | Installment loans
Financing Receivable, Recorded Investment [Line Items]
Total Loans Receivable	0	93
Doubtful
Financing Receivable, Recorded Investment [Line Items]
Total Loans Receivable	0	0
Doubtful | Commercial loans
Financing Receivable, Recorded Investment [Line Items]
Total Loans Receivable	0	0
Doubtful | Commercial real estate
Financing Receivable, Recorded Investment [Line Items]
Total Loans Receivable	0	0
Doubtful | Residential real estate
Financing Receivable, Recorded Investment [Line Items]
Total Loans Receivable	0	0
Doubtful | Installment loans
Financing Receivable, Recorded Investment [Line Items]
Total Loans Receivable	$ 0	$ 0